Summary of significant accounting policies - Liquidity (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2025 USD ($)	Jun. 30, 2025 item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working capital			$ 2,100,000
Cash and cash equivalents					$ 1,409,070
Operating loss			$ 2,805,331	$ 7,058,158
Subsequent Events
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total units to be sold | item		295
Total price of units	$ 294,500